Document And Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	Inogen Inc
Entity Central Index Key	0001294133
Entity Emerging Growth Company	false
Entity File Number	001-36309
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0989359
Entity Address, Address Line One	500 Cummings Center
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Beverly
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01915
City Area Code	(805)
Local Phone Number	562-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	INGN
Security Exchange Name	NASDAQ